UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22361

Dreyfus Dynamic Alternatives Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	4/30/11

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
Dynamic Alternatives
Fund, Inc.

SEMIANNUAL REPORT April 30, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Consolidated Statement of Investments
8	Consolidated Statement of Financial Futures
8	Consolidated Statement of Options Written
9	Consolidated Statement of Assets and Liabilities
10	Consolidated Statement of Operations
11	Consolidated Statement of Changes in Net Assets
12	Financial Highlights
15	Notes to Consolidated Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Dynamic Alternatives
Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Dynamic Alternatives Fund, Inc., covering the six-month period from November 1, 2010, through April 30, 2011.

Multiple crosscurrents have influenced the global economy. A modest slowdown earlier in 2010 gave way to renewed strength during the reporting period. The recovery has been fueled by three important characteristics. First, macroeconomic policy has been stimulative in most of the developed world. Second, in response to inflation worries emerging countries have shifted policy from aggressively stimulative to neutral, but not restrictive, supporting ongoing demand for commodities. Third, corporate balance sheets have strengthened due to cheap bond financing, rising profits and relatively slow growth in corporate spending. Although shocks emanating from events in the Middle East and Japan presented potential headwinds, global equities generally rallied as investors increasingly recognized that otherwise positive forces would prevent a return to global recession.

We expect the global economy to continue to expand at a moderate rate, which generally should be good for stocks in most markets. However, in the wake of recent gains we believe that selectivity will become more important.We favor companies with higher growth potential, and we are also optimistic about the prospects of high-quality companies capable of generating dividend increases and share buybacks. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that the future may have in store.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 16, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2010, through April 30, 2011, as provided by Vassilis Dagioglu, James Stavena, Torrey Zaches, and Joseph Miletich, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2011, Dreyfus Dynamic Alternatives Fund’s Class A shares produced a total return of 4.17%, Class C shares returned 3.86% and Class I shares returned 4.32%.1 In comparison, the fund’s benchmark, the HFRI Fund Weighted Composite Index (the “HFRI Index”), produced a total return of 6.84% for the same period.2 Hedge fund strategies produced mixed results during the reporting period as equity and commodities markets rallied but bonds and the U.S. dollar generally declined.The fund’s returns were lower than its benchmark, primarily due to shortfalls related to its currency replication strategy.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and income) that approximates or exceeds the total return of a diversified portfolio of hedge funds included in the HFRI Index.To pursue its goal, the fund follows a hedge fund beta replication strategy designed to provide investment exposure to a diversified portfolio of hedge funds included in the HFRI Index, combined with a managed futures replication strategy designed to mitigate downside risks of its hedge fund beta replication strategies.The fund normally will use derivative instruments—particularly futures, options, swaps and forward contracts—on U.S. and non-U.S. equity and fixed-income securities, securities indices, currencies, commodities and other instruments.

When selecting investments in connection with the hedge fund beta replication strategy, we employ statistical models to estimate the market exposures (or betas) that drive the HFRI Index’s returns.When selecting investments to mitigate risks, we estimate the exposures that drive the aggregate returns of certain commodity trading advisors in the HFRI Index.To determine the allocation of fund assets, we use a proprietary macro risk allocation model.We then implement the allocation through a combination of long and short positions in equity index futures and options, U.S. Treasury and foreign sovereign bond futures, currency forward contracts, commodity and commodity index futures, and index total rate of return swaps to the extent such investments are available to be used effectively by us.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Greater Economic Confidence Fueled Market Rallies

The reporting period began soon after a dramatic upturn in global economic sentiment, which initially was fueled by a new round of quantitative easing of U.S. monetary policy.A more optimistic outlook was reinforced by better-than-expected economic data in Europe and robust corporate earnings growth across a number of regions.

These developments drove global stock prices broadly higher, while sovereign bonds moved lower. Inflation worries in emerging markets prompted investors to turn more of their focus to developed equity markets in Europe and the United States. Among bonds, corporate-backed securities generally fared better than government securities.The U.S. dollar weakened against most other currencies when central banks in some regions, including Europe and China, raised short-term interest rates.

The global stock market rally was interrupted in February, when political unrest in the Middle East led to higher energy prices, and again in March when an earthquake and tsunami in Japan threatened one of the world’s largest economies. However, most stock markets recovered quickly from these setbacks.

U.S. Dollar Weakness Detracted from Fund Performance

The fund began the reporting period reflecting the HFRI Index’s emphasis on stocks and relatively light exposure to bonds, commodities and currencies.This positioning generally benefited the fund’s performance when global equity markets rallied.

A closer look at the equity strategies employed by hedge funds revealed an emphasis on international stocks in emerging and developed markets, which lagged broad global market averages, while a relatively heavy focus on small-cap stocks in the United States produced above-average results.

The fund’s fixed-income replication strategies also produced returns that were roughly in line with its respective components in the HFRI Index. Generally underweighted exposure to U.S.Treasury securities offset relative weakness in German and U.K. government bonds.The commodities component of the HFRI Index fared well as robust energy, agriculture and industrial demand drove prices of raw materials higher. The fund replicated the HFRI Index’s success in commodities markets through exposure to the Standard & Poor’s Goldman Sachs Commodity Index.

However, the fund’s currency replication strategy fell short of the HFRI Index’s currency-related results. More specifically, a U.S. dollar index lost value as the currency weakened during the reporting period.

The fund successfully employed futures contracts to establish its replication strategies in various asset classes, and it replicated managed futures for its risk management strategies.

Replicating the HFRI Index

As of the end of the reporting period, our analysis indicates that hedge funds have continued to favor stocks over bonds. The fund’s equity positions reflect the HFRI Index’s modest emphasis on small-cap U.S. stocks and the emerging markets, with generally light exposure to Japanese equities. The fund and the HFRI Index have maintained smaller exposures to U.S.Treasury securities, the S&P Goldman Sachs Commodity Index and the U.S. dollar.

May 16, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the prospectus of the fund and that of each underlying fund.
A small investment in derivatives could have a potentially large impact on the fund’s performance.
The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.
The use of leverage, such as entering into futures contracts and forward currency contracts, engaging in forward commitment transactions, and engaging in reverse repurchase agreements, may magnify the fund’s gains and losses. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.
The fund does not invest in hedge funds.The fund, however, seeks investment exposure to the asset categories and investment strategies that drive the aggregate returns of a diversified portfolio of hedge funds and commodity trading advisors included in the HFRI Index. Because hedge funds are often illiquid and highly leveraged, investors should consider purchasing shares of the fund only as part of an overall diversified portfolio and should be willing to assume the potentially significant risks.
The fund is not an index fund.The fund, however, follows a hedge fund beta replication strategy combined with a managed futures replication strategy designed to provide investment exposure to the HFRI Index.The HFRI Index may not provide an accurate representation of hedge fund returns or the returns of commodity trading advisors managing funds using momentum or long volatility strategies.
The fund’s performance attributable to its hedge fund beta replication strategy may not correlate to that of the HFRI Index because the strategy may not successfully identify or be able to replicate the common factors that drive the aggregate returns of the HFRI Index.
To the extent the fund has investment exposure to foreign markets, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect an undertaking for the absorption of certain fund expenses by The Dreyfus Corporation through March 1, 2012, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: BLOOMBERG L.P. – The HFRI Index is a fund-weighted (equal-weighted)
index designed to measure the total returns (net of fees) of the approximately 2,000 hedge funds that comprise the HFRI Index. Constituent funds must have either $50 million under management or a track record of greater than 12 months.The HFRI Index consists only of hedge funds. Investors cannot invest directly in any index. Returns are calculated on a month-end basis.
The HFRI Fund Weighted Composite Index is a trademark of Hedge Fund Research, Inc.
(“HFR”) and has been licensed for use by The Dreyfus Corporation in connection with Dreyfus
Dynamic Alternatives Fund (the “Fund”). HFR makes no recommendation or representation regarding the Fund or the advisability of investing in it.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Dynamic Alternatives Fund, Inc. from November 1, 2010 to April 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.34	$ 11.12	$ 6.08
Ending value (after expenses)	$1,041.70	$1,038.60	$1,043.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.25	$ 10.99	$ 6.01
Ending value (after expenses)	$1,017.60	$1,013.88	$1,018.84

† Expenses are equal to the fund’s annualized expense ratio of 1.45% for Class A, 2.20% for Class C and
1.20% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

CONSOLIDATED STATEMENT OF INVESTMENTS
April 30, 2011 (Unaudited)

		Principal
	Short-Term Investments—81.4%	Amount ($)	Value ($)
	U.S. Treasury Bills:
	0.07%, 6/16/11	770,000 [a]	769,998
	0.08%, 5/5/11	12,600,000	12,600,000
	Total Short-Term Investments
	(cost $13,369,826)		13,369,998

	Other Investment—18.1%	Shares	Value ($)
	Registered Investment Company;
	Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $2,981,000)	2,981,000 [b]	2,981,000
	Total Investments (cost $16,350,826)	99.5%	16,350,998
	Cash and Receivables (Net)	.5%	81,938
	Net Assets	100.0%	16,432,936
a	Held by a broker as collateral for open financial futures positions.
b	Investment in affiliated money market mutual fund.

	Portfolio Summary (Unaudited)†
			Value (%)
	Short-Term/Money Market Investments		99.5
†	Based on net assets.
	See notes to consolidated financial statements.

The Fund	7

CONSOLIDATED STATEMENT OF
FINANCIAL FUTURES
April 30, 2011 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2011 ($)
Commodity Futures Short
Goldman Sachs Commodity Index	1	(189,750)	May 2011	(1,978)
Financial Futures Long
Dollar Index	40	2,924,280	June 2011	(146,885)
FTSE 100	7	704,390	June 2011	2,676
MSCI EAFE E-mini	35	3,145,100	June 2011	155,060
MSCI Emerging Markets E-Mini	15	906,675	June 2011	59,847
NASDAQ 100 E-Mini	30	1,440,450	June 2011	47,693
Russell 2000 Mini	17	1,468,630	June 2011	76,014
Financial Futures Short
Standard & Poor’s 500 E-mini	5	(339,925)	June 2011	(7,997)
TOPIX	3	(315,566)	June 2011	32,225
U.S. Treasury 10 Year Notes	2	(242,281)	June 2011	(6,067)
Gross Unrealized Appreciation				373,515
Gross Unrealized Depreciation				(162,927)

See notes to consolidated financial statements.

CONSOLIDATED STATEMENT OF OPTIONS WRITTEN
April 30, 2011 (Unaudited)

	Number of
	Contracts	Value ($)
Call Options;
Standard & Poor’s 500 Index,
May 2011 @ $132
(premiums received $9,607)	10 [a]	(23,250)

a Non-income producing security.
See notes to consolidated financial statements.

CONSOLIDATED STATEMENT OF
ASSETS AND LIABILITIES
April 30, 2011 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Consolidated
Statement of Investments:
Unaffiliated issuers		13,369,826	13,369,998
Affiliated issuers		2,981,000	2,981,000
Receivable for shares of Common Stock subscribed			90,514
Receivable for futures variation margin—Note 3			10,156
Unrealized appreciation on forward foreign
currency exchange contracts—Note 3			4,933
Receivable for investment securities sold			2,949
Dividends and interest receivable			379
Prepaid expenses			65,862
Due from The Dreyfus Corporation and affiliates—Note 2(c)			1,623
			16,527,414
Liabilities ($):
Cash overdraft due to Custodian			4,576
Outstanding options written, at value (premiums received
$9,607)—See Consolidated Statement of Options Written—Note 3			23,250
Payable for shares of Common Stock redeemed			23,167
Payable for licence fee			1,330
Accrued expenses			42,155
			94,478
Net Assets ($)			16,432,936
Composition of Net Assets ($):
Paid-in capital			15,833,687
Accumulated Investment (loss)—net			(90,956)
Accumulated net realized gain (loss) on investments			487,086
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions (including
$210,588 net unrealized appreciation on financial futures)			203,119
Net Assets ($)			16,432,936

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	3,971,721	1,138,664	11,322,551
Shares Outstanding	311,397	90,051	884,395
Net Asset Value Per Share ($)	12.75	12.64	12.80

See notes to consolidated financial statements.

The Fund	9

CONSOLIDATED STATEMENT OF OPERATIONS
Six Months Ended April 30, 2011 (Unaudited)

Investment Income ($):
Income:
Interest	7,285
Dividends;
Affiliated issuers	2,731
Total Income	10,016
Expenses:
Management fee—Note 3(a)	75,848
Legal fees	47,036
Auditing fees	29,198
Registration fees	23,026
Shareholder servicing costs—Note 2(c)	10,794
License fee—Note 1	7,638
Prospectus and shareholders’ reports	6,367
Distribution fees—Note 2(b)	3,952
Custodian fees—Note 2(c)	1,176
Directors’ fees and expenses—Note 2(d)	545
Miscellaneous	22,282
Total Expenses	227,862
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 2(a)	(126,887)
Less—reduction in fees due to earnings credits—Note 2(c)	(3)
Net Expenses	100,972
Investment (Loss)—Net	(90,956)
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments and foreign currency transactions	550
Net realized gain (loss) on options transactions	(42,888)
Net realized gain (loss) on financial futures	782,893
Net realized gain (loss) on forward foreign currency exchange contracts	15,888
Net Realized Gain (Loss)	756,443
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(2,727)
Net unrealized appreciation (depreciation) on options transactions	(13,614)
Net unrealized appreciation (depreciation) on financial futures	3,797
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(7,888)
Net Unrealized Appreciation (Depreciation)	(20,432)
Net Realized and Unrealized Gain (Loss) on Investments	736,011
Net Increase in Net Assets Resulting from Operations	645,055

See notes to consolidated financial statements.

CONSOLIDATED STATEMENT OF
CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010[a]
Operations ($):
Investment (loss)—net	(90,956)	(87,361)
Net realized gain (loss) on investments	756,443	(356,484)
Net unrealized appreciation
(depreciation) on investments	(20,432)	223,551
Net Increase (Decrease) in Net Assets
Resulting from Operations	645,055	(220,294)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	438,494	3,483,477
Class C Shares	82,240	1,012,831
Class I Shares	3,097,222	10,456,854
Cost of shares redeemed:
Class A Shares	(81,959)	(6,456)
Class I Shares	(1,379,363)	(1,195,165)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	2,156,634	13,751,541
Total Increase (Decrease) in Net Assets	2,801,689	13,531,247
Net Assets ($):
Beginning of Period	13,631,247	100,000
End of Period	16,432,936	13,631,247
Accumulated investment (loss)—net	(90,956)	—
Capital Share Transactions (Shares):
Class A
Shares sold	35,414	279,938
Shares redeemed	(6,615)	(540)
Net Increase (Decrease) in Shares Outstanding	28,799	279,398
Class C
Shares sold	6,593	81,058
Class I
Shares sold	248,690	843,578
Shares redeemed	(110,565)	(99,708)
Net Increase (Decrease) in Shares Outstanding	138,125	743,870

a From March 9, 2010 (commencement of operations) to October 31, 2010.
See notes to consolidated financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s consolidated financial statements.

	Six Months Ended
	April 30, 2011	Year Ended
Class A Shares	(Unaudited)	October 31, 2010[a]
Per Share Data ($):
Net asset value, beginning of period	12.24	12.50
Investment Operations:
Investment (loss)—net[b]	(.08)	(.10)
Net realized and unrealized
gain (loss) on investments	.59	(.16)
Total from Investment Operations	.51	(.26)
Net asset value, end of period	12.75	12.24
Total Return (%)[c,d]	4.17	(2.08)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	3.10	5.10
Ratio of net expenses to average net assets[e]	1.45	1.45
Ratio of net investment (loss) to average net assets[e]	(1.32)	(1.30)
Portfolio Turnover Rate	—	—
Net Assets, end of period ($ x 1,000)	3,972	3,460

a	From March 9, 2010 (commencement of operations) to October 31, 2010.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

	Six Months Ended
	April 30, 2011	Year Ended
Class C Shares	(Unaudited)	October 31, 2010[a]
Per Share Data ($):
Net asset value, beginning of period	12.19	12.50
Investment Operations:
Investment (loss)—net[b]	(.13)	(.16)
Net realized and unrealized
gain (loss) on investments	.58	(.15)
Total from Investment Operations	.45	(.31)
Net asset value, end of period	12.64	12.19
Total Return (%)[c,d]	3.86	(2.56)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	3.82	5.88
Ratio of net expenses to average net assets[e]	2.20	2.20
Ratio of net investment (loss) to average net assets[e]	(2.07)	(2.05)
Portfolio Turnover Rate	—	—
Net Assets, end of period ($ x 1,000)	1,139	1,017

a	From March 9, 2010 (commencement of operations) to October 31, 2010.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2011	Year Ended
Class I Shares	(Unaudited)	October 31, 2010[a]
Per Share Data ($):
Net asset value, beginning of period	12.27	12.50
Investment Operations:
Investment (loss)—net[b]	(.07)	(.07)
Net realized and unrealized
gain (loss) on investments	.60	(.16)
Total from Investment Operations	.53	(.23)
Net asset value, end of period	12.80	12.27
Total Return (%)[c]	4.32	(1.84)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	2.89	4.06
Ratio of net expenses to average net assets[d]	1.20	1.20
Ratio of net investment (loss) to average net assets[d]	(1.07)	(1.04)
Portfolio Turnover Rate	—	—
Net Assets, end of period ($ x 1,000)	11,323	9,154

a	From March 9, 2010 (commencement of operations) to October 31, 2010.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

NOTES TO CONSOLIDATED
FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Dynamic Alternatives Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to seek total return (consisting of capital appreciation and income) that approximates or exceeds the total return of a diversified portfolio of hedge funds included in the HFRITM Fund Weighted Composite Index (“HFRI Index”). The HFRI Index is a Trademark of the Hedge Fund Research, Inc. (“HFR”) and has been licensed for use by Dreyfus in connection with the fund.The fund has agreed to pay a fee for the use of this license. HFR makes no recommendation or representation regarding the fund or the advisability of investing in the fund.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.The Manager has engaged its affiliate, Mellon Capital Management Corporation (the “Sub-Adviser” or “Mellon Capital”), to serve as the fund’s sub-investment adviser and to provide day-to-day management of the fund’s investments, subject to the supervision of the Manager.

The fund may invest in certain commodities through its investment in the Dreyfus Alternatives Fund Ltd. (the “Subsidiary”), a wholly- owned and controlled subsidiary of the fund organized under the laws of the Cayman Islands.The Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of the fund. During the period ended April 30, 2011, the fund held $2,481,695 in the Subsidiary, representing 15.1% of the fund’s net assets.

The financial statements have been consolidated and include the accounts of the fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

The Fund	15

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 200 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2011, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 243,200 Class A, 82,400 Class C and 82,400 Class I shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s consolidated financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Investments in debt securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options transactions and forward foreign currency exchange contracts (“forward contracts”) are

The Fund	17

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates market value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of the exchange. Forward contracts are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	2,981,000	—	—	2,981,000
U.S. Treasury	—	13,369,998	—	13,369,998
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†	—	4,933	—	4,933
Futures†	373,515	—	—	373,515
Liabilities ($)
Other Financial
Instruments:
Futures†	(162,927)	—	—	(162,927)
Options Written	(23,250)	—	—	(23,250)
† Amount shown represents unrealized appreciation (depreciation) at period end.

The Fund	19

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at April 30, 2011.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2011 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2010 ($)	Purchases ($)	Sales ($)	4/30/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	2,660,000	5,888,000	5,567,000	2,981,000	18.1

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the fund in the current period nor carried forward to offset taxable income in future periods.

The Fund	21

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended April 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Consolidated Statement of Operations. During the period, the fund did not incur any interest or penalties.

The tax period ended October 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $143,301 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2010. If not applied, the carryover expires in expires in fiscal 2018.

NOTE 2—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of 1.00% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed, until March 1, 2012, to waive receipt of its fees and/or assume the direct expenses of the fund, and the operating costs of the Subsidiary, so that the expenses of none of the classes (excluding the fund’s Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, and extraordinary expenses) exceed 1.20%. In addition, the Manager has contractually agreed, until March 1, 2012 and thereafter for as long as the fund invests in the Subsidiary, to waive the management fee it receives from the fund in an amount equal to the management fee paid to the Manager by the Subsidiary.This undertaking may not be terminated, until March 1, 2012, unless the Manager obtains the prior approval of the fund’s Board of Directors.The expense reimbursement, pursuant to the undertaking, amounted to $126,887 during the period ended April 30, 2011.

Pursuant to a sub-investment advisory agreement between the Manager and Mellon Capital, the Manager pays Mellon Capital a monthly fee at an annual rate of .41% of the value of the fund’s average daily net assets.

During the period ended April 30, 2011, the Distributor retained $420 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2011, Class C shares were charged $3,952, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2011, Class A and Class C shares were charged $4,689 and $1,317, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2011, the fund was charged $100 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Consolidated Statement of Operations.

The Fund	23

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Consolidated Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2011, the fund was charged $37 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Consolidated Statement of Operations.These fees were partially offset by earnings credits of $3.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2011, the fund was charged $1,176 pursuant to the custody agreement.

During the period ended April 30, 2011, the fund was charged $3,146 for services performed by the Chief Compliance Officer.

The components of “Due from The Dreyfus Corporation and affiliates” in the Consolidated Statement of Assets and Liabilities consist of: management fees $10,756, Rule 12b-1 distribution plan fees $691, shareholder services plan fees $1,038, custodian fees $1,279, chief compliance officer fees $2,481 and transfer agency per account fees $75, which are offset against an expense reimbursement currently in effect in the amount of $17,943.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to exceptions, including redemptions made through use of the fund’s exchange privilege.

Effective December 15, 2010, the fund no longer charges a redemption fee on shares that are redeemed or exchanged before the end of the required holding period.The fund reserves the right to recompose a redemption fee in the future.

NOTE 3—Securities Transactions:

During the period April 30, 2011, there were no purchases and sales of investment securities, excluding short-term securities, financial futures, options transactions and forward contracts.

The following tables show the fund’s exposure to different types of market risk as it relates to the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2011 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Equity risk[1]	373,515	Equity risk[1,2]	(31,247)
Interest rate risk	—	Interest rate risk[1]	(6,067)
Commodity risk	—	Commodity risk[1]	(1,978)
Foreign exchange risk[3]	4,933	Foreign exchange risk[1]	(146,885)
Gross fair value of
derivatives contracts	378,448		(186,177)

Consolidated Statement of Assets and Liabilities location:

1	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Consolidated
Statement of Financial Futures, but only the unpaid variation margin is reported in the
Consolidated Statement of Assets and Liabilities.
2	Outstanding options written, at value.
3	Unrealized appreciation on forward foreign currency exchange contracts.

The Fund	25

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

The effect of derivative instruments in the Consolidated Statement of Operations during the period ended April 30, 2011 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[4]	Options[5]	Contracts[6]	Total
Equity	582,619	(42,888)	—	539,731
Interest rate	36,196	—	—	36,196
Commodity	266,184	—	—	266,184
Foreign exchange	(102,106)	—	15,888	(86,218)
Total	782,893	(42,888)	15,888	755,893

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[7]	Options[8]	Contracts[9]	Total
Equity	208,231	(13,614)	—	194,617
Interest rate	(16,823)	—	—	(16,823)
Commodity	(93,245)	—	—	(93,245)
Foreign exchange	(94,366)	—	(7,888)	(102,254)
Total	3,797	(13,614)	(7,888)	(17,705)

Consolidated Statement of Operations location:
4	Net realized gain (loss) on financial futures.
5	Net realized gain (loss) on options transactions.
6	Net realized gain (loss) on forward foreign currency exchange contracts.
7	Net unrealized appreciation (depreciation) on financial futures.
8	Net unrealized appreciation (depreciation) on options transactions.
9	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, interest rate risk, commodity risk and foreign currency risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Consolidated Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded.When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at April 30, 2011 are set forth in the Consolidated Statement of Financial Futures.

Options: The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities, or as a substitute for an investment.The fund is subject to market risk in the course of pursuing its investment objectives through its investments in options contracts.A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is

The Fund	27

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Consolidated Statement of Operations.

The following summarizes the fund’s call/put options written during the period ended April 30, 2011:

			Options Terminated
	Number of	Premiums		Net Realized
Options Written:	Contracts	Received ($)	Cost ($)	Gain (Loss) ($)
Contracts outstanding
October 31, 2010	2	2,421
Contracts written	90	104,843
Contracts terminated:
Contracts closed	70	89,039	128,242	(39,203)
Contracts expired	12	8,618	—	8,618
Total contracts terminated	82	97,657	128,242	(30,585)
Contracts outstanding
April 30, 2011	10	9,607

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.Any realized gain or loss which occurred during the period is reflected in the Consolidated Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonper-formance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2011:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:
Japanese Yen,
Expiring 6/15/2011	13,851,000	175,627	170,795	4,832
Japanese Yen,
Expiring 6/15/2011	269,000	3,418	3,317	101
				4,933

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2011:

Average Market Value ($)
Equity futures contracts	9,340,488
Interest rate futures contracts	857,836
Commodity futures contracts	734,366
Foreign currency futures contracts	2,674,942
Equity options contracts	11,832
Forward contracts	199,394

At April 30, 2011, accumulated net unrealized appreciation on investments was $172, consisting of gross unrealized appreciation.

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Consolidated Statement of Investments).

The Fund	29

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Dynamic Alternatives Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 13, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 13, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	June 13, 2011

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)